Note 16 - Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

 Note P - Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company’s total revenues, totaled 90.6%, 90.5% and 91.2%  of total consolidated revenues for the years ended December 31, 2014, 2013 and 2012, respectively.

The accounting policies used for the Company’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense.

Segment information is as follows:

	Year Ended December 31, 2014
	Banking	Consumer Finance	Total Company
Net interest income	$30,172	$3,308	$33,480
Provision expense	2,645	142	2,787
Noninterest income	8,897	896	9,793
Noninterest expense	26,806	2,487	29,293
Tax expense	2,587	533	3,120
Net income	7,031	1,042	8,073
Assets	764,510	14,158	778,668

	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368

	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	1,527	56	1,583
Noninterest income	7,734	749	8,483
Noninterest expense	27,384	2,357	29,741
Tax expense	2,240	522	2,762
Net income	6,028	1,024	7,052
Assets	754,490	14,733	769,223